Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 385 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants	$ 20
Total	$ 8,071
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Cash Equivalent | BPPR Bank Deposit Sweep Program
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13
Investment, Identifier [Axis]: Cash Equivalent | BPPR Time Deposit Open Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1
Investment, Identifier [Axis]: Cash Equivalent | Vanguard Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	676
Investment, Identifier [Axis]: Common Stock | Investment in PPG Industries, Inc. common stock — at fair value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	974
Investment, Identifier [Axis]: Mutual Fund | Blackrock Life Index Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	294
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	638
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	979
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,089
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	141
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20
Investment, Identifier [Axis]: Mutual Fund | Blackrock Lifepath Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2
Investment, Identifier [Axis]: Mutual Fund | Fidelity Contrafund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	372
Investment, Identifier [Axis]: Mutual Fund | Fidelity Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	419
Investment, Identifier [Axis]: Mutual Fund | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,514
Investment, Identifier [Axis]: Mutual Fund | Vanguard FTSE All World ex-US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	249
Investment, Identifier [Axis]: Mutual Fund | Vanguard Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	258
Investment, Identifier [Axis]: Mutual Fund | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 178